Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value	in Active		Significant
	as of	Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	1,814,108	—	1,814,108	—
Equity securities with readily determinable fair value	90,724	90,724	—	—
Total assets	1,904,832	90,724	1,814,108	—
Liabilities
Warrant liabilities	351,750	—	—	351,750
Derivative liabilities	1,296,940	—	—	1,296,940
Total liabilities	1,648,690	—	—	1,648,690

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value	in Active		Significant
	as of	Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	18,850,462	—	18,850,462	—
Equity securities with readily determinable fair value	64,916	64,916	—	—
Total assets	18,915,378	64,916	18,850,462	—

Schedule of significant factors, assumptions and methodologies used in determining the fair value

Date	Discount Rate
January 7, 2019	31%
March 31, 2019	31%
June 30, 2019	30%
July 2, 2019	30%
September 30, 2019	29%
December 31, 2019	29%
March 31, 2020	30%
June 30, 2020	29%

Schedule of roll-forward of the beginning and ending balance of the Level 3 warrants and derivative liabilities

Total
Fair value of Level 3 warrants and derivative liabilities as of December 31, 2018	—
Issuance	1,240,859
Unrealized fair value change loss	504,164
Exercise	(45,858)
Expire	(77,739)
Translation to reporting currency	27,264
Fair value of Level 3 warrants and derivative liabilities as of December 31, 2019	1,648,690
Issuance	328,461
Unrealized fair value change gain	(272,327)
Exercise	(1,706,003)
Translation to reporting currency	1,179
Fair value of Level 3 warrants and derivative liabilities as of December 31, 2020	—